Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Feb. 24, 2023
Disclosure of classes of share capital [line items]
Ordinary shares purchased for cancellation		$ 1,214
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	$ 0	$ 1,214
Average cost of shares purchased for cancellation		$ 136.84
Ordinary shares purchased for cancellation		$ 111
Average book value of shares purchased for cancellation		$ 12.45
DRIP [member] | Dividend transaction [member]
Disclosure of classes of share capital [line items]
Discount rate			2.00%